Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Jun. 30, 2012
Foreign Currency Exchange Rate Translations	US$1.00 to RMB 6.353
Lease Term To Estimated Remaining Economic Life Percentage	75.00%
Present Value To Fair Value Of Minimum Lease Payments Percentage	90.00%
Use Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	46 years
Use Rights [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquiredtechnologies [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Acquiredtechnologies [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years